Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 783,827	¥ 5,389,198	¥ 2,764,140
Time deposits	4,785,148	32,900,287	30,603,369
Restricted cash	700,653	4,817,340	5,926,906
Accounts receivable, net	623,736	4,288,500	3,619,725
Inventories, net	729,812	5,017,823	5,474,929
Prepayments and other current assets	673,085	4,627,797	3,816,028
Short-term investments	1,698,026	11,674,775	9,742,663
Total current assets	9,994,287	68,715,720	61,947,760
Non-current assets:
Property, equipment and software, net	782,280	5,378,560	3,769,326
Land use rights, net	509,428	3,502,569	593,279
Deferred tax assets	154,795	1,064,295	823,495
Time deposits	14,544	100,000	100,000
Restricted cash			200
Long-term investments	763,015	5,246,108	2,684,776
Other long-term assets	430,612	2,960,676	1,112,579
Total non-current assets	2,654,674	18,252,208	9,083,655
Total assets	12,648,961	86,967,928	71,031,415
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB941,358 and RMB1,022,340 as of December 31, 2017 and 2018, respectively)	346,857	2,384,818	2,442,531
Salary and welfare payables (including salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB106,265 and RMB109,917 as of December 31, 2017 and 2018, respectively)	435,153	2,991,897	2,189,110
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB22,058 and RMB84,118 as of December 31, 2017 and 2018, respectively)	330,452	2,272,023	1,564,692
Short-term loans (including short-term loans of the consolidated VIEs without recourse to the primary beneficiaries of nil and RMB129,900 as of December 31, 2017 and 2018, respectively)	1,986,554	13,658,554	6,623,502
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries of RMB5,853,904 and RMB6,672,715 as of December 31, 2017 and 2018, respectively)	1,156,753	7,953,255	6,237,969
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,966,436 and RMB1,866,234 as of December 31, 2017 and 2018, respectively)	850,624	5,848,463	4,692,310
Total current liabilities	5,106,393	35,109,010	23,750,114
Non-current liabilities:
Deferred tax liabilities	57,259	393,681	213,215
Other long-term payable (including long-term payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB7,500 and RMB7,500 as of December 31, 2017 and 2018, respectively)	7,804	53,656	18,250
Total liabilities	5,171,456	35,556,347	23,981,579
Commitments and contingencies (See Note 20)
Redeemable noncontrolling interests	783,323	5,385,736	614,696
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000 shares authorized, 3,283,217 shares issued and outstanding as of December 31, 2017 and 3,199,018 shares issued and outstanding as of December 31, 2018	381	2,620	2,678
Additional paid-in capital			1,753,439
Statutory reserves	176,653	1,214,578	1,206,224
Accumulated other comprehensive income	2,480	17,050	36,585
Retained earnings	6,399,155	43,997,388	42,733,081
NetEase, Inc.'s shareholders' equity	6,578,669	45,231,636	45,732,007
Noncontrolling interests	115,513	794,209	703,133
Total shareholders' equity	6,694,182	46,025,845	46,435,140
Total liabilities, redeemable noncontrolling interests and shareholders' equity	$ 12,648,961	¥ 86,967,928	¥ 71,031,415